Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of property, equipment and leasehold improvement

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Schedule of amortization of finite-lived intangible assets

Copyright	1-3 years
Software	1-5 years
Trademark and others	3-5 years

Summary of the revenue by type of service provided by the Group

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Audio entertainment	2,101,475	2,174,314	2,063,346
Podcast, advertising and others	18,039	10,952	8,426
Total	2,119,514	2,185,266	2,071,772

Advertising and promotional service providers
Significant Accounting Policies
Schedule of advertising and promotional service providers

	For the year ended December 31,
	2021	2022	2023
Total number of advertising and promotional service providers	198	182	121
Number of service providers that each accounted for 10% or more of the Group’s advertising and promotional expenses	2	2	3
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who each accounted for 10% or more of the Group’s advertising and promotional service expenses	44.9%	35.7%	59.4%

Major customers for advertising business
Significant Accounting Policies
Schedule of advertising and promotional service providers

	December 31,	December 31,
	2022	2023
Customer A	71.6%	69.9%
Customer B	27.8%	0.0%
Customer C	0.0%	30.1%